================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-22673

                               -----------------

                           PIMCO Dynamic Income Fund
              (Exact name of registrant as specified in charter)

                               -----------------

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                               -----------------

                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

                               -----------------

       Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: March 31

         Date of reporting period: July 1, 2012 through June 30, 2013

================================================================================

Item 1. Proxy Voting Record

Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant : PIMCO Dynamic Income Fund

Fund Name : PIMCO Dynamic Income Fund


________________________________________________________________________________
Opera Finance CMH Plc
Ticker     Security ID:             Meeting Date          Meeting Status
           CUSIP G6768VAA1          06/26/2013            Voted
Meeting Type                        Country of Trade
Other                               Ireland
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Bondholder Proposal      Mgmt       For        For        For

________________________________________________________________________________
Southern Pacific Securities 04-1PLC
Ticker     Security ID:             Meeting Date          Meeting Status
           CUSIP G82909AS4          01/16/2013            Voted
Meeting Type                        Country of Trade
Other                               United Kingdom
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Bondholder Proposal      Mgmt       For        For        For

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Dynamic Income Fund

By (Signature and Title)*:  /s/ Brian Shlissel
                            ----------------------------------
                            Name: Brian Shlissel
                            Title: President and Chief Executive Officer

Date: August 27, 2013

* Print the name and title of each signing officer under his or her signature.